Inventories	12 Months Ended
Sep. 30, 2024
Inventories [Abstract]
INVENTORIES

NOTE 4 — INVENTORIES

Inventories consisted of the following:

	September 30, 2024	September 30, 2023
Raw materials	$2,060,514	$2,618,406
Work-in-progress	1,745,523	1,613,781
Finished goods	1,367,421	820,949
Inventories	$5,173,458	$5,053,136

Included in inventory amount is an inventory written down for slow moving items, consisting of raw materials of $720,533 and $901,963, finished goods of $37,524 and $29,885, work-in-progress of $41,474 and $28,861 as of September 30, 2024 and 2023, respectively.